CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Current assets, VIEs
Cash	¥ 2,161,622	¥ 1,873,446
Restricted cash	87	10,837
Accounts receivable, net of allowance for doubtful accounts	536,842	364,654
VAT recoverable	163,476	112,067
Prepaid expenses	64,843	50,373
Other current assets	110,526	42,651
Property and equipment, net	13,994,945	8,165,601
Intangible assets, net	482,492	348,466
Deferred tax assets	36,974	14,305
Restricted cash	123,039	63,317
VAT recoverable	488,526	290,065
Other non-current assets	212,944	211,785
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	1,283,320	790,484
Accounts payable	1,508,020	1,110,411
Accrued expenses and other payables	476,564	368,624
Deferred revenue	73,077	55,609
Capital lease and other financing obligations, current	¥ 166,898	¥ 97,943
Ordinary shares
Ordinary shares, shares authorized | shares	2,002,000,000	2,002,000,000
Long-term borrowings, excluding current portion	¥ 5,203,708	¥ 3,459,765
Capital lease and other financing obligations, non-current	4,134,327	2,303,044
Deferred tax liabilities	171,878	124,277
Other long-term liabilities	¥ 340,812	¥ 358,898
Class A
Ordinary shares
Ordinary shares, shares issued | shares	939,479,307	873,679,343
Ordinary shares, shares outstanding | shares	939,479,307	873,679,343
Class B
Ordinary shares
Ordinary shares, shares issued | shares	67,590,336	67,590,336
Ordinary shares, shares outstanding | shares	67,590,336	67,590,336
VIEs
Current assets, VIEs
Cash	¥ 552,153	¥ 266,560
Restricted cash	87	10,837
Accounts receivable, net of allowance for doubtful accounts	517,346	348,536
VAT recoverable	39,671	27,596
Prepaid expenses	32,962	32,919
Other current assets	59,499	7,283
Property and equipment, net	3,058,294	2,164,121
Intangible assets, net	181,025	143,151
Deferred tax assets	16,676	11,846
Restricted cash	39,346	23,592
VAT recoverable	115,054	26,235
Other non-current assets	81,290	80,763
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	235,250	232,000
Accounts payable	212,698	339,175
Accrued expenses and other payables	148,945	91,542
Deferred revenue	54,101	46,526
Capital lease and other financing obligations, current	96,787	84,771
Ordinary shares
Long-term borrowings, excluding current portion	60,000	85,250
Capital lease and other financing obligations, non-current	1,068,862	879,685
Deferred tax liabilities	69,624	70,030
Other long-term liabilities	¥ 10,740	¥ 13,145